Income from operations - Employees by category (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Line Items]
Average number of employees	78,538	76,445	73,767
Continuing operations [member] | Production [Member]
Income from operations [Line Items]
Average number of employees	39,742	38,618	35,482
Continuing operations [member] | Research & development [Member]
Income from operations [Line Items]
Average number of employees	11,690	10,751	10,812
Continuing operations [member] | Other [Member]
Income from operations [Line Items]
Average number of employees	23,019	22,543	22,474
Continuing operations [member] | Employees [Member]
Income from operations [Line Items]
Average number of employees	74,451	71,912	68,769
Continuing operations [member] | Third party workers [Member]
Income from operations [Line Items]
Average number of employees	4,086	4,533	4,998